SCHEDULE OF DEFERRED INCOME TAXES (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Notes and other explanatory information [abstract]
At April 1, 2024, March 31, 2025 and April 1, 2025
Arising on acquisition of subsidiaries (note 27)	1,862,585
Credit to profit or loss	(100,508)
At March 31, 2026	$ 1,762,077